Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation Policy
Basis of Presentation
The accompanying unaudited consolidated financial statements as of June 30, 2026 and for the six months ended June 30, 2026 and June 30, 2025 have been prepared in accordance with generally accepted accounting principles in the U.S. ("U.S. GAAP") for interim financial information and the rules and regulations of the Securities and Exchange Commission (the "SEC") for a foreign private issuer. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been omitted, provided such omission is not misleading or prohibited by the rules and regulations of the SEC.
In the opinion of management, the unaudited consolidated financial statements contain all normal and recurring adjustments necessary for the fair presentation of the interim periods presented. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ended December 31, 2026. The financial data presented herein should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 20-F for the year ended December 31, 2025 filed with the SEC on May 29, 2026 (the "2025 Form 20-F").

Basis of Consolidation Policy
Basis of Consolidation
The unaudited consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its partially owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates Policy
Use of Estimates
The preparation of the unaudited consolidated financial statements, in conformity with U.S. GAAP, requires the Company to make estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Important estimates and assumptions relate to revenue recognition, impairment of obsolete and slow-moving inventories, valuation of assets acquired and liabilities assumed in business combinations, evaluation of finite-lived tangible and intangible assets, goodwill and indefinite-lived intangible assets for impairment, valuation of embedded derivatives, provision for warranty costs, loss contingencies and legal reserves, and valuation allowance for deferred tax assets. These estimates and judgments are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Liquidity and Capital Resources Policy
Liquidity and Capital Resources
As of June 30, 2026, the Company had cash, cash equivalents of $7,040, including $220 of restricted cash. As of June 30, 2026, the Company had negative net working capital of $39,538. The Company’s operating cash outflows of $26,440 for the six months ended June 30, 2026 reflected, among other things, lower revenue compared to the prior year period, partially offset by reductions in operating expenses resulting from cost reduction and operational efficiency initiatives implemented during 2026 and 2025.
On January 14, 2026, the Company entered into an Inventory Management and Consultancy Agreement (the "Inventory Agreement") with NetDragon Websoft Holdings Limited ("NetDragon"), a related party and the Company's majority shareholder. Under the Inventory Agreement, NetDragon assumes initial payment responsibility for eligible hardware supplier invoices, subject to a $50,000 revolving cap. The Company is obligated to reimburse NetDragon within 365 days of inventory receipt, together with simple interest at 3% per annum. See further discussion in Note 16. Related Party Transactions.
During the six months ended June 30, 2026, NetDragon funded $18,637 of supplier invoices under the Inventory Agreement. Subsequent to June 30, 2026, NetDragon funded an additional $5,666 of supplier invoice payments. After giving effect to these subsequent fundings, cumulative amounts funded under the Inventory Agreement were $24,303, and remaining availability under the revolving cap was $25,697.
The Company believes the combination of current cash resources, expected future cash flows from operations, and NetDragon’s performance under the Inventory Agreement will allow the Company to fund operating and capital needs for at least the next 12 months from the date these unaudited consolidated financial statements have been issued. Accordingly, the unaudited consolidated financial statements have been prepared on a going concern basis.
Cash, Cash Equivalents, and Restricted Cash Policy
Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents include cash on hand and demand deposits with financial institutions. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Restricted cash represents cash held in collateral accounts that is restricted as to withdrawal or use. As of June 30, 2026, the Company had no cash equivalents, but had restricted cash of $220 related to collateral provided to support the Company’s Bank of America letter of credit program. As of June 30, 2025, the Company had no cash equivalents or restricted cash.
See Note 9. Debt, for discussion of the subsequent termination of the Bank of America revolving credit facility and related collateral arrangements.

Accounts Receivable and Allowance for Credit Losses Policy
Accounts Receivable and Allowance for Credit Losses
Trade accounts receivables are recorded at the invoiced amount and do not bear interest. The allowance for credit losses is the Company’s best estimate of the credit losses in existing accounts receivable. The Company monitors the financial performance, historical and expected collection patterns, and creditworthiness of its customers so that it can properly assess and respond to changes in their credit profile. The Company also monitors domestic and international economic conditions for the potential future effect on its customers. Past due balances are reviewed individually for collectability. Account balances are charged against the allowance for credit losses when the Company determines it is probable the receivable will not be recovered. All allowance for credit losses are charged to general and administrative expenses on the Company’s consolidated statements of operations.

Fair Value Measurements Policy
Fair Value Measurements
In estimating fair value, the Company applies ASC 820, Fair Value Measurement ("ASC 820"). The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and due from and due to related parties approximate their fair values because of their short-term nature. The derivative liability associated with the Company’s convertible note is remeasured at fair value at each reporting date and is classified as Level 3 in the fair value hierarchy (see Note 9. Debt).
Certain non-financial assets, such as goodwill, intangible assets, right-of-use assets, and property and equipment, are measured at fair value on a non-recurring basis and are adjusted to fair value only if an impairment charge is recognized. The Company did not record any impairment charges to non-financial assets during the six months ended June 30, 2026, and 2025.

Restructuring and Other Expenses, Policy
Restructuring and Other Expenses
The Company records costs associated with exit or disposal activities in accordance with ASC 420, Exit or Disposal Cost Obligations. A liability for costs associated with an exit or disposal activity is recognized and measured at its fair value in the consolidated statements of operations in the period in which the liability is incurred. Other costs associated with restructuring activities are recognized in accordance with other applicable U.S. GAAP guidance.
New Accounting Pronouncements, Adopted and Not Yet Adopted, Policy
Recently Adopted Accounting Standards
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets ("ASU 2025-05"). ASU 2025-05 simplifies the application of the Current Expected Credit Loss ("CECL") model for short-term assets. The update provides a practical expedient allowing entities to assume that current economic conditions at the balance sheet date will remain constant over the remaining short life of accounts receivable and contract assets, rather than requiring complex macroeconomic forecasting. The Company adopted ASU 2025-05 effective January 1, 2026. The adoption did not have a material impact on the Company's consolidated financial statements or disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2024, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses ("ASU 2024-03"). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as "Cost of revenue" and "Selling, general and administrative expenses". In January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) to clarify the effective date of ASU 2024-03. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact that this change will have on the Company's consolidated financial statements and disclosures.
In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software ("ASU 2025-06"). ASU 2025-06 will improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods, including methods that entities may use to develop software in the future. The new guidance is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods with early adoption permitted. The Company is currently evaluating the impact that this change will have on its consolidated financial statements and disclosures.
In December 2025, the FASB also issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements ("ASU 2025-11"). ASU 2025-11 update results in a comprehensive list of interim disclosures and includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The new guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that this change will have on its consolidated financial statements and disclosures.